Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent Events

On January 5, 2022 the Company entered into an unsecured credit facility for up to $20,000 with Central Mare (the “Central Mare Bridge Loan”) in order to finance part of the cost of its newbuilding program. On January 6, 2022 the Company drew down $9,000. The facility’s maturity was December 31, 2022. The principal terms of the loan included an arrangement fee of 2%, interest of 12% per annum and a commitment fee of 1.00% on the undrawn part of the facility

On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis  for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Preferred Shares”), in exchange for (i) the assumption by Africanus Inc. of an amount of $47,630 of shipbuilding costs for its newbuilding vessels M/T Eco Oceano CA (Hull No. 871), M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214), and (ii) settlement of the Company’s remaining payment obligations relating to the VLCC Transaction, in an amount of up to $27,978. As of the date hereof, 7,200,000 Series F Preferred Perpetual Shares have been issued, in connection with the deliveries of M/T Julius Caesar, M/T Legio X Equestris and M/T Eco Oceano Ca and as a consideration for the settlement of $24,370 of Due to related parties. The holders of Series F Preferred Perpetual Shares are entitled to the voting power of ten of the Company’s common shares per Series F Preferred Perpetual Share. Upon any liquidation, dissolution or winding up of the Company, the holders of Series F Preferred Perpetual Shares shall be entitled to receive the net assets of the Company pari passu with the Company’s common shares. The Company at its option shall have the right to redeem a portion or all of the outstanding Series F Preferred Perpetual Shares at an amount equal to $10 per Series F Preferred Perpetual Share redeemed (the “Liquidation Amount”), plus a redemption premium of 20% of the Liquidation Amount. The Series F Preferred Perpetual Shares include a mandatory redemption provision tied to minimum voting requirements for the Company’s major shareholders, including affiliates of the CEO, pursuant to which if such minimum voting rights fall below 50% the Company is obliged to redeem the full amount of the then outstanding Series F Preferred Perpetual Shares at a redemption premium of 40%. The holders of outstanding Series F Preferred Perpetual Shares shall be entitled to receive semi-annual dividends payable in cash at a rate of 13.5% per year of the Liquidation Amount of the then outstanding Series F Preferred Perpetual Shares. In addition, a one-time cash dividend equal to 4.0% of the Liquidation Amount is payable days following each issuance of Series F Preferred Perpetual Shares. Finally the Series F Preferred Perpetual Shares are not convertible into the Company’s common shares under any circumstances.

On January 17, 2022 the Company took delivery of the vessel M/T Julius Caesar from the Hyundai Heavy Industries shipyard in South Korea.

On February 14, 2022, the Company entered into time charter employment agreements with a major oil trader for M/T Eco Beverly Hills and for M/T Eco Bel Air, according to which upon completion of their current charters, the M/T Eco Beverly Hills and M/T Eco Bel Air will enter into a time charter for a minimum period of 20 months and a maximum period of 26 months (at charterers option) at daily rate of $24,000 per vessel. Charterers also have the option to further extend the time charter until December 1, 2025 for M/T Eco Beverly Hills and December 10, 2025 for M/T Eco Bel Air.

On February 22, 2022, the Company amended a previously-agreed time charter with an affiliate of Evangelos J. Pistiolis which commenced upon delivery of M/T Eco Oceano (Hull No. 871). According to the amendment, the firm period of the time charter employment is increased from 5 years to 15 years and the daily rate is reduced from $32,450 to $24,500.

On February 28 and March 15, 2022 the Company sold the M/T Eco Los Angeles and M/T Eco City of Angels respectively to unaffiliated third parties for net proceeds after debt repayment of $18,640. The net proceeds after senior debt repayment relating to the vessels were used to fund the Company’s newbuilding program and to repay the outstanding Central mare Bridge Loan facility, which was subsequently terminated.

On March 2, 2022, the Company took delivery of the vessel M/T Legio X Equestris from the Hyundai Heavy Industries shipyard in South Korea.

On March 2, 2022 the Company entered into a sale and leaseback with AVIC, for our newbuilding vessel Eco Oceano Ca (Hull No. 871) for total proceeds of $ 48,200. Consummation of the sale and leaseback took place on March 4, 2022. Following the sale, the Company has bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 40 consecutive quarterly installments of $678 and a balloon payment of $21,087 payable together with the last installment, plus interest based on the three months LIBOR plus 3.50%. As part of this transaction, the Company has continuous options to buy back the vessel at a purchase price stipulated in the bareboat agreement depending on when the option is exercised and at the end of the ten year period the Company has an obligation to buy back the vessel at a cost represented by the balloon payment.

On March 4, 2022, the Company took delivery of the vessel M/T Eco Oceano Ca from the Hyundai Samho shipyard in South Korea.